Stockholders' Deficit (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholder Equity [Abstract]
Nonvested Shares, Beginning balance	350,000
Nonvested Shares, Granted	5,335,000	27,658,000
Nonvested Shares, Vested	(5,378,750)	(19,762,500)
Nonvested Shares, Forfeited		(7,545,500)
Nonvested Shares, Ending balance	306,250	350,000